As filed with the Securities and Exchange Commission on March 21, 2013

Registration Nos. 333-119022; 811-21634

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 36	☒

Access One Trust

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copies to:

Michael L. Sapir

ProFund Advisors LLC

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Name and Address of Agent for Service)

With copy to:

John Loder, Esq. c/o Ropes & Gray LLP One International Place Boston, MA 02110	Amy Doberman ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Access One Trust certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on March 21, 2013.

ACCESS ONE TRUST

/s/ Louis M. Mayberg
Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Michael L. Sapir*	Trustee, Chairman	March 21, 2013
Michael L. Sapir

/s/ Russell S. Reynolds, III*	Trustee	March 21, 2013
Russell S. Reynolds, III

/s/ Michael C. Wachs*	Trustee	March 21, 2013
Michael C. Wachs

/s/ William D. Fertig*	Trustee	March 21, 2013
William D. Fertig

/s/ Louis M. Mayberg*	President	March 21, 2013
Louis M. Mayberg

/s/ Christopher E. Sabato*	Treasurer	March 21, 2013
Christopher E. Sabato

*By:	/s/ Amy R. Doberman
Amy R. Doberman As Attorney-in-fact March 21, 2013

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase